Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2014
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 13,200,000	$ 18,200,000	$ 17,200,000
Amortization of intangible assets, 2015	11,900,000
Amortization of intangible assets, 2016	10,900,000
Amortization of intangible assets, 2017	9,800,000
Amortization of intangible assets, 2018	8,900,000
Amortization of intangible assets, 2019	8,900,000
Amortization of intangible assets, thereafter	44,300,000
Amortization of in-process revenue	(40,939,000)	(61,700,000)	(72,933,000)
Teekay LNG [Member] | Newbuildings [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels	4
ALP Maritime Services B.V [Member] | Teekay Offshore [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of ownership acquired				100.00%
BG Joint Venture [Member] | Teekay LNG [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels	4
Teekay Petrojarl and Omi Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of in-process revenue	40,900,000	61,700,000	72,900,000
Amortization of in-process revenue contracts, 2015	22,800,000
Amortization of in-process revenue contracts, 2016	29,600,000
Amortization of in-process revenue contracts, 2017	32,700,000
Amortization of in-process revenue contracts, 2018	22,200,000
Amortization of in-process revenue contracts, 2019	14,900,000
Amortization of in-process revenue contracts, thereafter	$ 51,200,000